AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Casinos & Gaming — 0.9%
Boyd Gaming Corp.	63,494	$3,862,340
Diversified REITs — 0.7%
WP Carey, Inc.	54,969	2,972,723
Health Care REITs — 11.0%
Healthcare Realty Trust, Inc.	616,226	9,409,771
Medical Properties Trust, Inc.(a)	501,332	2,732,259
Welltower, Inc.	440,642	36,097,393
		48,239,423
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.(a)	178,894	2,874,827
Industrial REITs — 13.0%
Americold Realty Trust, Inc.	536,607	16,318,219
Prologis, Inc.	362,746	40,703,729
		57,021,948
Office REITs — 1.5%
Highwoods Properties, Inc.(a)	327,244	6,744,499
Real Estate Services — 1.2%
Jones Lang LaSalle, Inc.*(a)	37,330	5,270,249
Residential REITs — 22.3%
American Homes 4 Rent (Class A Stock)	101,780	3,428,968
Apartment Income REIT Corp.	143,926	4,418,528
Camden Property Trust	149,802	14,168,273
Essex Property Trust, Inc.	32,467	6,885,926
Invitation Homes, Inc.	839,031	26,588,893
Mid-America Apartment Communities, Inc.	112,199	14,434,402
Sun Communities, Inc.	159,739	18,903,513
UDR, Inc.	265,348	9,464,963
		98,293,466
Retail REITs — 14.3%
Kimco Realty Corp.	521,945	9,181,012
Realty Income Corp.(a)	431,252	21,536,725
Simon Property Group, Inc.	245,990	26,574,300
Spirit Realty Capital, Inc.(a)	169,612	5,687,090
		62,979,127
Specialized REITs — 34.2%
American Tower Corp.	230,108	37,841,261
Crown Castle, Inc.	186,715	17,183,381
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Digital Realty Trust, Inc.	265,937	$32,183,696
Equinix, Inc.	26,423	19,189,968
Extra Space Storage, Inc.	105,341	12,807,359
Iron Mountain, Inc.	92,802	5,517,079
Public Storage	17,492	4,609,492
SBA Communications Corp.	80,349	16,083,459
VICI Properties, Inc.	124,175	3,613,493
Weyerhaeuser Co.	52,784	1,618,357
		150,647,545

Total Long-Term Investments (cost $509,919,467)		438,906,147
Short-Term Investment — 3.6%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $15,631,787; includes $15,488,214 of cash collateral for securities on loan)(b)(wb)	15,640,548	15,631,164

TOTAL INVESTMENTS—103.3% (cost $525,551,254)		454,537,311

Liabilities in excess of other assets — (3.3)%		(14,512,344)

Net Assets — 100.0%		$440,024,967

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,281,876; cash collateral of $15,488,214 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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